Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
(Loss)/profit before tax	£ (36,093)	£ 14,241	£ (166,450)
Adjustments to reconcile (loss)/profit before tax to net cash flows:
Depreciation of property, plant and equipment	727	642	1,599
Share-based payments expense	3,862	3,302	1,558
Net foreign exchange (gain)/loss	(2,064)	954	1,821
Increase in provisions and other liabilities	211	1,385	162
Finance income	(696)	(1)	(44)
Finance costs	2,910	3,797	6,226
Other non-cash movements	647	156
Gain on lease modification			(957)
Fair value remeasurement on warrants	(7,805)	(40,039)	109,849
Other income and expenses	(811)
(Gain)/loss on disposal of intangible assets		(113)	10,872
Out-license of intangible asset		9,457
Working capital adjustments
Decrease/(increase) in receivables and prepayments	695	(589)	141
Increase/(decrease) in trade and other payables and accruals	1,126	(1,256)	(3,551)
Taxation	(1,529)	2,825	10,433
Net cash flows used in operating activities	(38,820)	(5,239)	(28,341)
Investing activities
Acquisition of subsidiary			(354)
Purchase of property, plant and equipment	(10)	(535)	(16)
Proceeds from intangible assets (net of transaction costs)	1,484	113	1,821
Interest earned	696	1	44
Payments to CVR holders	(673)
Net cash flows (used in)/from investing activities	1,497	(421)	1,495
Financing activities
Proceeds from issuance of ordinary shares		78,532	20,136
Transaction costs on issuance of shares		(234)	(1,307)
Proceeds from exercise of employee share options		46
Proceeds from issuance of convertible loan notes			44,375
Transaction costs on issuance of convertible loan notes			(3,598)
Repayment of bank loans			(19,802)
Transaction costs relates to loans and borrowings			(81)
Interest paid on bank loan			(2,900)
[Proceeds from TAP agreement]	153
Payment of lease liabilities	(937)	(692)	(2,086)
Net cash flows (used in)/from financing activities	(784)	77,652	34,737
Net (decrease)/increase in cash and cash equivalents	(38,107)	71,992	7,891
Cash and cash equivalents at January 1	94,296	23,469	16,347
Effect of exchange rate changes	145	(1,165)	(769)
Cash and cash equivalents at December 31	£ 56,334	£ 94,296	£ 23,469